Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 465,190	$ 538,595
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical silver bullion that constitutes total equity	99.80%	99.60%
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Number of days for advance notice required	15 days
Canada | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 352,000	$ 490,000
Scenario Member | Other price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of silver	1.00%
Percentage decrease in market value of silver	1.00%
Increase (decrease) in equity	$ 10,800,000	$ 8,700,000
Scenario Member | Canada
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%